Virtus NFJ Dividend Value Fund (the “Fund”),

a series of Virtus Investment Trust

Supplement dated August 26, 2025, to the Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”)

each dated October 28, 2024, as supplemented

Important Notice to Investors

Effective August 22, 2025, J. Garth Reilly has been added as a portfolio manager for the Fund and Thomas W. Oliver, CFA, CPA, is no longer a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	R. Burns McKinney, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2007.
>	John R. Mowrey, CFA, senior portfolio manager, analyst, executive managing director, and Chief Investment Officer for the NFJ Investment team, has managed the fund since 2015.
>	J. Garth Reilly, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since August 2025.
>	Jeff N. Reed, CFA, CMT, FDP, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2011.

In the Management of the Funds section under “Portfolio Management” on page 89 of the Fund’s statutory prospectus, the row for the Fund in the table is hereby replaced with the following:

Fund	Portfolio Managers
Virtus NFJ Dividend Value Fund	R. Burns McKinney, CFA (since 2007) John R. Mowrey, CFA (since 2015) J. Garth Reilly (since August 2025) Jeff N. Reed, CFA (since 2011)

The Fund’s Prospectuses are hereby amended to remove all references to Mr. Oliver.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Div. Value PM Announcement (8/2025)

Virtus NFJ International Value Fund

a series of Virtus Investment Trust

Supplement dated August 26, 2025, to the Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”)
and Statement of Additional Information (“SAI”)

each dated October 28, 2024, as supplemented

Important Notice to Investors

Effective August 22, 2025, Thomas W. Oliver, CFA, CPA, is no longer a portfolio manager of the Fund. The Fund’s other portfolio managers will continue to manage the Fund, and there will be no change to the investment process for the Fund in connection with Mr. Oliver’s departure.

The Fund’s Prospectuses and SAI are hereby amended to remove all references to Mr. Oliver.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VIT 8061/NFJ Int. Value PM Announcement (8/2025)

Virtus NFJ Large-Cap Value Fund (the “Fund”),

a series of Virtus Investment Trust

Supplement dated August 26, 2025, to the Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”)

dated October 28, 2024, as supplemented

Important Notice to Investors

Effective August 22, 2025, John Mowrey, CFA and J. Garth Reilly have been added as portfolio managers for the Fund and Thomas W. Oliver, CFA, CPA, is no longer a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Paul A. Magnuson, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2000.
>	R. Burns McKinney, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2010.
>	John R. Mowrey, CFA, senior portfolio manager, analyst, executive managing director, and Chief Investment Officer for the NFJ Investment team, has managed the fund since August 2025.
>	J. Garth Reilly, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since August 2025.
>	Jeff N. Reed, CFA, CMT, FDP, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2011.

In the Management of the Funds section under “Portfolio Management” on page 89 of the Fund’s statutory prospectus, the row for the Fund in the table is hereby replaced with the following:

Virtus NFJ Large-Cap Value Fund	Paul A. Magnuson (since 2000) R. Burns McKinney, CFA (since 2013) John R. Mowrey, CFA (since August 2025) J. Garth Reilly (since August 2025) Jeff N. Reed, CFA (since 2010)

The Fund’s Prospectuses are hereby amended to remove all references to Mr. Oliver.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Large-Cap Value PM Announcement (8/2025)

Virtus NFJ Dividend Value Fund and

Virtus NFJ Large-Cap Value Fund (the “Funds”),

each a series of Virtus Investment Trust

Supplement dated August 26, 2025 to the Virtus Investment Trust

Statement of Additional Information (“SAI”) dated October 28, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective August 22, 2025, J. Garth Reilly has been added as a portfolio manager for Virtus NFJ Dividend Value Fund; John Mowrey, CFA and J. Garth Reilly have been added as portfolio managers for Virtus NFJ Large-Cap Value Fund; and Thomas W. Oliver, CFA, CPA, is no longer a portfolio manager of the Funds.

The disclosure in the table under “Portfolio Managers” beginning on page 83 of the SAI is hereby amended by removing the rows for Mr. Oliver and by adding Mr. Reilly in the row for the Virtus NFJ Dividend Value Fund and Messrs. Mowrey and Reilly in the row for the Virtus NFJ Large-Cap Value Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 85 of the SAI is hereby amended by removing the row for Mr. Oliver and by adding a row and an associated footnote for each of Mr. Mowrey and Mr. Reilly to reflect the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Mowrey (*)	6	$1.70 billion	1	$1.05 billion	49	$2.35 billion
J. Garth Reilly (*)	6	$1.70 billion	0	N/A	49	$2.35 billion
(*)	As of June 30, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 88 of the SAI is hereby amended by removing the row for Mr. Oliver and by adding a row and associated footnote for each of Mr. Mowrey and Mr. Reilly to reflect the following information:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
John Mowrey (*)	Large Cap Value Fund	None	None
J. Garth Reilly (**)	Dividend Value Fund	None	None
	Large Cap Value Fund	None	None
(*)	As of June 30, 2025. Mr. Mowrey became a Portfolio Manager of Large Cap Value Fund effective August 22, 2025.
(**)	As of June 30, 2025. Mr. Reilly became a Portfolio Manager of Dividend Value Fund and Large Cap Value Fund effective August 22, 2025.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B/NFJ Div. Value/Large-Cap Value PM Announcement (8/2025)